Parent Only Financial Information - Condensed Balance Sheets (Details) - CNY (¥)	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	¥ 239,077,430	¥ 390,837,386
Short-term investment	372,375,701
Prepaid expenses and other current assets	108,274,731	142,838,295
Total current assets	796,812,574	585,972,376
Non-current assets
Intangible assets, net	96,018,313	77,593,680
Total non-current assets	1,845,197,426	698,920,134
Total assets	2,642,010,000	1,284,892,510
Current liabilities
Derivative financial liabilities	269,251,436
Other current liabilities	310,454,355	286,078,575
Total current liabilities	1,318,262,369	567,289,615
Non-current liabilities
Derivative financial liabilities	19,083,004
Convertible notes, at fair value	354,080,264	318,466,215
Total non-current liabilities	1,213,443,215	378,507,859
Total liabilities	2,531,705,584	945,797,474
Shareholders' equity
Ordinary shares (US$0.0000094 par value, 500,000,000 shares authorized, 149,181,538 shares and 140,938,555 shares issued and outstanding as of December 31, 2022, respectively, 124,193,929 shares issued and outstanding as of December 31, 2021)	8,616	7,497
Additional paid-in capital	1,472,014,651	937,315,273
Accumulated losses	(1,380,173,392)	(637,528,160)
Accumulated other comprehensive income	17,000,825	35,743,691
Treasury shares
Total equity attributable to shareholders of the Company	108,850,700	335,538,301
Total liabilities and shareholders' equity	2,642,010,000	1,284,892,510
Reportable Legal Entities | Pangaea Two Acquisition Holdings XXIIB, Ltd
Current assets
Cash	29,472,174	313,302,959
Short-term investment	372,375,701
Amounts due from subsidiaries	298,205,305	279,221,856
Prepaid expenses and other current assets	3,656,415	18,475,035
Total current assets	703,709,595	610,999,850
Non-current assets
Intangible assets, net	53,685,458	52,333,871
Total non-current assets	53,685,458	52,333,871
Total assets	757,395,053	663,333,721
Current liabilities
Derivative financial liabilities	269,251,436
Other current liabilities	6,129,649	9,329,205
Total current liabilities	275,381,085	9,329,205
Non-current liabilities
Derivative financial liabilities	19,083,004
Convertible notes, at fair value	354,080,264	318,466,215
Total non-current liabilities	373,163,268	318,466,215
Total liabilities	648,544,353	327,795,420
Shareholders' equity
Ordinary shares (US$0.0000094 par value, 500,000,000 shares authorized, 149,181,538 shares and 140,938,555 shares issued and outstanding as of December 31, 2022, respectively, 124,193,929 shares issued and outstanding as of December 31, 2021)	8,616	7,497
Additional paid-in capital	1,472,014,651	937,315,273
Accumulated losses	(1,380,173,392)	(637,528,160)
Accumulated other comprehensive income	17,000,825	35,743,691
Total equity attributable to shareholders of the Company	108,850,700	335,538,301
Total liabilities and shareholders' equity	¥ 757,395,053	¥ 663,333,721